SUSQUEHANNA TRUST & INVESTMENT COMPANY
P.O. BOX 309
1060 MAIN ST
BLUE BALL, PA 17506

July 22, 2009

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

Report for the Calendar Year or Quarter Ended: June 30, 2009

Check here if Amendment [_]; Amendment Number:
                                               --------------

     This Amendment (Check only one.): [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Susquehanna Trust & Investment Co
Address: P.O. Box 309
         Blue Ball, PA 17506

Form 13F File Number: 28-10422

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:   Robert R. Magill
Title:  Sr. V.P.
Phone:  (717) 354-3531

Signature, Place, and Date of Signing:


      /s/ Robert R. Magill             Blue Ball, PA
-------------------------------   -----------------------   --------------------
          [Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

[If there are no entries in this list, omit this section.]

Form 13F File Number   Name
--------------------   ----------------------
28-06587               Susquehanna Bancshares
[Repeat as necessary.]

Report Summary:

Number of Other Included Managers:                1

Form 13F Information Table Entry Total:         129

Form 13F Information Table Value Total:   $ 207,878
                                        -----------
                                        (thousands)

List of Included Managers:

REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F 07/21/09 PAGE 1

ASSETS AS OF 06/30/09

REQUESTED MODEL: BNK

FOR PRINT LOCATION CODE: LI

REPORT PTR289 36 SUSQUEHANNA TRUST & INVESTMENT CO SECURITIES AND EXCHANGE COMMISSION FORM 13F 07/21/09 PAGE 1

                                                      AS OF 06/30/09
-------------------------------------------------------------------------------------------------------------------------
             COL1                  COL2        COL3      COL4      COL5               COL6    COL7           COL8
-------------------------------------------------------------------------------------------------------------------------
                                                                                   INVESTMENT
                                                        MARKET                     DISCRETION           VOTING AUTHORITY
                                                        VALUE     SHS OR      PUT SOLE SHR OTH OTH    SOLE   SHARED  NONE
        NAME OF ISSUER        TITLE OF CLASS   CUSIP   (X$1000)  PRN AMT     CALL  (A) (B) (C) MGR    (A)      (B)    (C)
-------------------------------------------------------------------------------------------------------------------------
BUNGE LIMITED                 COM            G16962105      706   11,725  SH        X                11,725
BUNGE LIMITED                 COM            G16962105       48      800  SH                X           300             500
AT&T INC                      COM            00206R102    4,941  198,932  SH        X               198,932
AT&T INC                      COM            00206R102      435   17,532  SH                X        14,532           3,000
ADVENT CLAYMORE ENH GRW & IN  COM            00765E104      101   11,190  SH                X        11,190
ALLIED IRISH BKS P L C        SPON ADR ORD   019228402      113   23,717  SH        X                23,717
ALLIED IRISH BKS P L C        SPON ADR ORD   019228402      118   24,772  SH                X        24,772
AMERICAN ELEC PWR INC         COM            025537101    1,279   44,265  SH        X                44,265
AMERICAN ELEC PWR INC         COM            025537101      185    6,406  SH                X         4,500           1,906
AMGEN INC                     COM            031162100    3,009   56,835  SH        X                56,835
AMGEN INC                     COM            031162100      111    2,100  SH                X         1,600             500
ARCHER DANIELS MIDLAND CO     COM            039483102    5,806  216,890  SH        X               216,890
ARCHER DANIELS MIDLAND CO     COM            039483102      224    8,350  SH                X         4,550           3,800
BP PLC                        SPONSORED ADR  055622104    3,764   78,937  SH        X                78,937
BP PLC                        SPONSORED ADR  055622104      315    6,613  SH                X         5,509           1,104
BANK OF AMERICA CORPORATION   COM            060505104      151   11,422  SH        X                11,422
BANK OF AMERICA CORPORATION   COM            060505104       28    2,152  SH                X         2,152
BARRICK GOLD CORP             COM            067901108    4,895  145,892  SH        X               145,892
BARRICK GOLD CORP             COM            067901108      184    5,488  SH                X         3,245           2,243
BRISTOL MYERS SQUIBB CO       COM            110122108    3,780  186,113  SH        X               186,113
BRISTOL MYERS SQUIBB CO       COM            110122108      283   13,950  SH                X        11,150           2,800
CAMECO CORP                   COM            13321L108    4,760  185,950  SH        X               185,950
CAMECO CORP                   COM            13321L108      166    6,475  SH                X         5,475           1,000
CENTRAL FD CDA LTD            CL A           153501101    7,297  621,562  SH        X               621,562
CENTRAL FD CDA LTD            CL A           153501101      275   23,400  SH                X        14,400           9,000
CHEVRON CORP NEW              COM            166764100    4,076   61,521  SH        X                61,521
CHEVRON CORP NEW              COM            166764100      210    3,176  SH                X         2,150           1,026
CHINA MOBILE LIMITED          SPONSORED ADR  16941M109    3,001   59,915  SH        X                59,915
CHINA MOBILE LIMITED          SPONSORED ADR  16941M109      111    2,225  SH                X         1,625             600
CISCO SYS INC                 COM            17275R102      779   41,775  SH        X                41,775
CISCO SYS INC                 COM            17275R102       19    1,000  SH                X         1,000
COCA COLA CO                  COM            191216100    7,349  153,129  SH        X               153,129
COCA COLA CO                  COM            191216100      415    8,651  SH                X         6,751           1,900
CONAGRA FOODS INC             COM            205887102      325   17,038  SH        X                16,938             100
CONAGRA FOODS INC             COM            205887102      150    7,862  SH                X         5,362           2,500
CONOCOPHILLIPS                COM            20825C104    4,084   97,091  SH        X                97,091
CONOCOPHILLIPS                COM            20825C104      213    5,063  SH                X         3,813           1,250
DEERE & CO                    COM            244199105    3,807   95,295  SH        X                95,295
DEERE & CO                    COM            244199105      225    5,629  SH                X         4,525           1,104
DIAMONDS TR                   UNIT SER 1     252787106      318    3,762  SH        X                 3,762
EATON VANCE TX MGD DIV EQ IN  COM            27828N102      129   11,010  SH                X        11,010
EDISON INTL                   COM            281020107    3,030   96,300  SH        X                96,300
EDISON INTL                   COM            281020107       46    1,475  SH                X           675             800
EVERGREEN INTL BALANCED INCO  COM            30024R109      128   10,230  SH                X        10,230
EXELON CORP                   COM            30161N101    3,220   62,875  SH        X                62,875
EXELON CORP                   COM            30161N101      143    2,800  SH                X         2,300             500
EXXON MOBIL CORP              COM            30231G102    2,813   40,243  SH        X                40,243
EXXON MOBIL CORP              COM            30231G102    1,654   23,665  SH                X        22,164           1,501
FULTON FINL CORP PA           COM            360271100      132   25,414  SH        X                25,199             215
FULTON FINL CORP PA           COM            360271100      103   19,917  SH                X        19,917
GENERAL ELECTRIC CO           COM            369604103    4,092  349,110  SH        X               349,110
GENERAL ELECTRIC CO           COM            369604103      303   25,879  SH                X        22,675           3,204
GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105    2,648   74,925  SH        X                74,925

GLAXOSMITHKLINE PLC           SPONSORED ADR  37733W105      125    3,525  SH                X         3,125             400
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106    2,459  204,025  SH        X               204,025
GOLD FIELDS LTD NEW           SPONSORED ADR  38059T106      174   14,400  SH                X        11,600           2,800
GOLDCORP INC NEW              COM            380956409    5,866  168,800  SH        X               168,800
GOLDCORP INC NEW              COM            380956409      176    5,063  SH                X         3,163           1,900
INTEL CORP                    COM            458140100    3,634  219,566  SH        X               219,566
INTEL CORP                    COM            458140100      183   11,051  SH                X         9,144           1,907
INTERNATIONAL BUSINESS MACHS  COM            459200101      816    7,812  SH        X                 7,812
INTERNATIONAL BUSINESS MACHS  COM            459200101      109    1,048  SH                X         1,048
ISHARES INC                   MSCI JAPAN     464286848    6,021  638,540  SH        X               638,540
ISHARES INC                   MSCI JAPAN     464286848      150   15,929  SH                X         8,350           7,579
ISHARES TR                    MSCI EAFE IDX  464287465      712   15,532  SH        X                15,532
ISHARES TR                    MSCI EAFE IDX  464287465      152    3,310  SH                X         3,220              90
JAPAN SMALLER CAPTLZTN FD IN  COM            47109U104      920  125,215  SH        X               125,215
JAPAN SMALLER CAPTLZTN FD IN  COM            47109U104       19    2,650  SH                X         2,650
JOHNSON & JOHNSON             COM            478160104    4,441   78,183  SH        X                78,183
JOHNSON & JOHNSON             COM            478160104      616   10,845  SH                X         9,345           1,500
KRAFT FOODS INC               CL A           50075N104    3,765  148,589  SH        X               148,589
KRAFT FOODS INC               CL A           50075N104      182    7,170  SH                X         5,670           1,500
MARATHON OIL CORP             COM            565849106    3,082  102,288  SH        X               102,288
MARATHON OIL CORP             COM            565849106      129    4,287  SH                X         3,387             900
MARKET VECTORS ETF TR         AGRIBUS ETF    57060U605    3,333   96,745  SH        X                96,745
MARKET VECTORS ETF TR         AGRIBUS ETF    57060U605       80    2,325  SH                X         2,325
MERCERSBURG FINL CORP         COM            58817A108      290   18,120  SH        X                18,120
MERCK & CO INC                COM            589331107    3,338  119,370  SH        X               119,370
MERCK & CO INC                COM            589331107      251    8,975  SH                X         6,875           2,100
MICROSOFT CORP                COM            594918104    3,702  155,739  SH        X               155,739
MICROSOFT CORP                COM            594918104      319   13,419  SH                X        11,919           1,500
MONSANTO CO NEW               COM            61166W101    2,807   37,765  SH        X                37,765
MONSANTO CO NEW               COM            61166W101       32      425  SH                X           125             300
NEWMONT MINING CORP           COM            651639106    6,372  155,921  SH        X               155,921
NEWMONT MINING CORP           COM            651639106      205    5,007  SH                X         2,700           2,307
NIPPON TELEG & TEL CORP       SPONSORED ADR  654624105    5,337  262,255  SH        X               262,255
NIPPON TELEG & TEL CORP       SPONSORED ADR  654624105      180    8,850  SH                X         6,750           2,100
ORACLE CORP                   COM            68389X105    3,261  152,225  SH        X               152,225
ORACLE CORP                   COM            68389X105      278   12,974  SH                X        11,674           1,300
PPL CORP                      COM            69351T106      293    8,901  SH        X                 8,901
PPL CORP                      COM            69351T106      221    6,706  SH                X         5,306           1,400
PARAGON TECHNOLOGIES INC      COM            69912T108       24   10,500  SH        X                10,500
PEPSICO INC                   COM            713448108      613   11,150  SH        X                11,150
PEPSICO INC                   COM            713448108      118    2,150  SH                X         2,150
PFIZER INC                    COM            717081103    5,392  359,463  SH        X               359,463
PFIZER INC                    COM            717081103      267   17,788  SH                X        13,138           4,650
PROCTER & GAMBLE CO           COM            742718109    3,161   61,867  SH        X                61,792              75
PROCTER & GAMBLE CO           COM            742718109      265    5,180  SH                X         4,680             500
PROGRESS ENERGY INC           COM            743263105    3,890  102,820  SH        X               102,720             100
PROGRESS ENERGY INC           COM            743263105      220    5,825  SH                X         5,025             800
QUALCOMM INC                  COM            747525103    3,057   67,625  SH        X                67,625
QUALCOMM INC                  COM            747525103       47    1,050  SH                X           450             600
ROYAL DUTCH SHELL PLC         SPON ADR B     780259107    1,914   37,624  SH        X                37,624
ROYAL DUTCH SHELL PLC         SPON ADR B     780259107       61    1,198  SH                X           898             300
RYDEX ETF TRUST               S&P 500 EQ TRD 78355W106      691   22,438  SH        X                22,438
RYDEX ETF TRUST               S&P 500 EQ TRD 78355W106       25      815  SH                X           815
SPDR TR                       UNIT SER 1     78462F103    5,581   60,693  SH        X                60,693
SPDR TR                       UNIT SER 1     78462F103      238    2,586  SH                X         2,586
SCHLUMBERGER LTD              COM            806857108    2,527   46,700  SH        X                46,700
SCHLUMBERGER LTD              COM            806857108      115    2,125  SH                X         1,375             750
SHAW GROUP INC                COM            820280105    2,746  100,190  SH        X               100,190
SHAW GROUP INC                COM            820280105      148    5,400  SH                X         3,900           1,500
SUSQUEHANNA BANCSHARES INC P  COM            869099101    2,038  416,769  SH        X                               416,769

SUSQUEHANNA BANCSHARES INC P  COM            869099101       25    5,164  SH                X                          5,164
TASTY FRIES INC               COM PAR $0.001 876556200        0   35,111  SH        X                35,111
TEMPLETON EMERGING MKTS FD I  COM            880191101    1,038   73,055  SH        X                73,055
TEMPLETON EMERGING MKTS FD I  COM            880191101        3      200  SH                X           200
TOWER BANCORP INC             COM            891709107      461   13,122  SH        X                13,122
TOWER BANCORP INC             COM            891709107       11      306  SH                X           306
TYSON FOODS INC               CL A           902494103    5,569  441,655  SH        X               441,655
TYSON FOODS INC               CL A           902494103      168   13,312  SH                X         8,312           5,000
VERIZON COMMUNICATIONS INC    COM            92343V104    5,503  179,077  SH        X               178,877             200
VERIZON COMMUNICATIONS INC    COM            92343V104      454   14,787  SH                X        12,387           2,400
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209    3,540  181,655  SH        X               181,655
VODAFONE GROUP PLC NEW        SPONS ADR NEW  92857W209      137    7,004  SH                X         5,604           1,400
WAL MART STORES INC           COM            931142103    3,410   70,395  SH        X                70,395
WAL MART STORES INC           COM            931142103      210    4,338  SH                X         3,338           1,000
WASTE MGMT INC DEL            COM            94106L109    3,527  125,252  SH        X               125,252
WASTE MGMT INC DEL            COM            94106L109      157    5,593  SH                X         4,037           1,556

FINAL TOTALS                                            207,878

FORM 13F INFORMATION TABLE ENTRY TOTAL 129